Assets and Disposal Groups Held For Sale (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Non Current Asset And Disposal

The table below shows non-current assets and disposal groups held for sale at March 31, 2018 and 2017.

	At March 31,
	2018		2017
	(In millions)
Assets held for sale:
Loans and advances(1)	¥3,010,314		¥—
Property, plant and equipment	1,435,637		300
Intangible assets	179,358		—
All other assets	1,026,641		134,007

Total	5,651,950	(2)	134,307	(3)

Liabilities directly associated with the assets held for sale:
Borrowings	1,631,681		—
Debt securities in issue	1,422,402		—
All other liabilities	562,858		27,665

Total	¥3,616,941	(2)	¥27,665	(3)

(1)	The balance in Loans and advances mainly consists of lease financing.
(2)	The assets and liabilities of SMFL were classified as held for sale during the fiscal year ended March 31, 2018.
(3)	The comparative amounts of “Assets held for sale” and “Liabilities directly associated with the assets held for sale” have been reclassified from “Other assets” and “Other liabilities”, respectively, to conform to the current presentation.